Research and Development Costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Research and Development Costs
Research and development costs	€ 14,323	€ 11,080	€ 38,820	€ 34,811